Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets

Intangible assets, stated at cost less accumulated amortization, consisted of the following as of December 31:

	2022	2023	2023
	HK$	HK$	US$
Software	223,381	223,381	28,599
Internally developed software	58,540,105	62,688,252	8,025,740
Less: accumulated amortization	(45,198,714)	(47,575,044)	(6,090,853)
	13,564,772	15,336,589	1,963,486

Schedule of Expected Amortization Expense

Amortization expense expected for the next five years is as follows:

Twelve months ending December 31,	HK$	US$
2024	4,681,992	599,418
2025	4,281,008	548,081
2026	3,654,149	467,827
2027	1,787,568	228,856
2028	931,872	119,304
	15,336,589	1,963,486